UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4503

Tax-Free Trust of Arizona
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: June 30, 2010

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
March 31, 2011
(unaudited)

Principal Amount	General Obligation Bonds (20.9%)	Ratings Moody's/ S&P and Fitch	Value	(a)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$2,345,000	6.250%, 01/01/29	NR/A-/NR	$2,217,643

	Bullhead City Parkway Improvement District
645,000	6.100%, 01/01/12	A3/NR/NR	652,785

	Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,029,750

	Flagstaff Improvement District (Aspen Place Sawmill)
2,500,000	5.000%, 01/01/32	Aa3/NR/NR	2,375,950

	Gila Co. Unified School District No. 10 (Payson)
400,000	5.250%, 07/01/27 AMBAC Insured	Aa3/NR/NR	408,280
1,000,000	5.750%, 07/01/28	Aa3/NR/NR	1,051,820

	Gilbert Improvement District No. 19
335,000	5.200%, 01/01/23	A1/A/NR	336,782

	Gilbert Improvement District No. 20
700,000	5.100%, 01/01/29	Aa3/A/NR	691,894

	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA-/NR	968,520

	Goodyear McDowell Road Commercial Corridor
	Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A-/NR	2,759,640

	Graham Co. Unified School District No. 4 (Thatcher)
400,000	4.750%, 07/01/12 AGMC Insured	Aa3/NR/NR	403,496

	Greenlee Co. School District No. 18 (Morenci)
150,000	5.000%, 07/01/11	Baa1/NR/NR	151,247

	Maricopa Co. Elementary School District No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A/NR	1,017,998

	Maricopa Co. Elementary School District No. 38 (Madison)
730,000	5.000%, 07/01/22 NPFG Insured	Baa1/A+/NR	769,807

	Maricopa Co. Elementary School District No. 68 (Alhambra)
3,000,000	5.500%, 07/01/14 AGMC Insured	Aa3/NR/NR	3,317,670

	Maricopa Co. High School District No. 210 (Phoenix Union)
2,245,000	5.000%, 07/01/23 AGMC Insured (pre-refunded)	Aa2/AA+/NR	2,530,452

	Maricopa Co. Unified School District No. 24 (Gila Bend)
760,000	5.500%, 07/01/22	NR/NR/NR*	661,975

	Maricopa Co. Unified School District No. 48 (Scottsdale)
1,970,000	4.000%, 07/01/14	Aa1/AA/NR	2,115,386
650,000	3.000%, 07/01/15	Aa1/AA/NR	676,280
500,000	4.000%, 07/01/16	Aa1/AA/NR	540,430

	Maricopa Co. Unified School District No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG FGIC Insured	NR/A+/NR	2,418,642
1,300,000	5.000%, 07/01/25 Syncora Guarantee, Inc. Insured	NR/A+/AA-	1,326,910
1,500,000	6.000%, 07/01/28	NR/A+/AA-	1,587,240

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,200,000	5.000%, 07/01/13	Baa1/NR/BBB+	1,231,140
1,000,000	5.125%, 07/01/25 AGMC Insured	Aa3/AA+/NR	979,640

	Maricopa Co. Unified School District No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	Aa3/NR/NR	493,400

	Mohave Co. Unified School District No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AA+/NR	1,212,718
1,000,000	5.000%, 07/01/26 AGMC Insured	Aa3/AA+/NR	1,014,080

	Navajo Co. Unified School District No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,232,013

	Navajo Co. Unified School District No. 6 (Heber-Overgaard)
500,000	5.500%, 07/01/28 AGMC Insured	NR/AA+/NR	515,310

	Navajo Co. Unified School District No. 10 (Show Low)
500,000	5.250%, 07/01/15 FGIC-NPFG Insured	NR/NR/NR*	543,200

	Phoenix, Arizona
1,000,000	6.250%, 07/01/16	Aa1/AAA/NR	1,199,330
1,240,000	6.250%, 07/01/17	Aa1/AAA/NR	1,500,636
420,000	5.375%, 07/01/20 (pre-refunded)	Aa1/NR/NR	445,633
580,000	5.375%, 07/01/20	Aa1/AAA/NR	601,135

	Pima Co. Unified School District No.1 (Tucson)
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa2/AA+/NR	1,567,470

	Pima Co. Unified School District No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A+/NR	1,226,200

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AA+/NR	1,024,350
1,000,000	5.375%, 07/01/29	NR/A+/NR	994,740

	Pinal Co. Elementary School District No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	Aa3/AA+/NR	979,298

	Pinal Co. Unified School District No. 1 (Florence)
1,500,000	5.000%, 07/01/27 NPFG FGIC Insured	NR/A/NR	1,514,295

	Pinal Co. Unified School District No. 44 (J. O. Combs)
500,000	5.000%, 07/01/28	NR/A/NR	488,665

	Prescott Valley Sewer Collection Improvement District
41,000	7.900%, 01/01/12	NR/A/NR	42,203

	Queen Creek Improvement District No. 1
1,500,000	5.000%, 01/01/32	A3/BBB/BBB+	1,323,225

	Scottsdale, Arizona
3,140,000	5.000%, 07/01/19	Aaa/AAA/AAA	3,207,196

	Show Low Improvement District No. 6
850,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	830,161

	Tempe, Arizona
2,595,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,692,416
1,000,000	4.500%, 07/01/24	Aa1/AAA/AAA	1,035,690

	Tempe Improvement District (Pier Town Lake)
1,500,000	5.000%, 01/01/29	Aa3/NR/NR	1,510,980

	Tubac Fire District
760,000	5.500%, 07/01/28 AGMC Insured	Aa3/NR/NR	796,320

	Total General Obligation Bonds		60,212,041

	Revenue Bonds (78.8%)

	Airport Revenue Bonds (2.6%)

	Phoenix Civic Improvement Corp.
	Airport Revenue Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	1,075,880
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,062,330
2,200,000	5.250%, 07/01/27 AMT, NPFG FGIC Insured	Aa3/AA-/NR	2,200,066
1,000,000	5.250%, 07/01/33	A1/A+/NR	964,330
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,148,664

	Tucson Airport Authority Revenue Bonds
1,000,000	5.000%, 12/01/25 NPFG Insured AMT	A2/NR/A	921,770

	Total Airport Revenue Bonds		7,373,040

	Basic Service Revenue Bonds (19.5%)

	Arizona School Facilities Board Revenue Bonds
1,000,000	5.750%, 07/01/18 AMBAC Insured (pre-refunded)	NR/NR/NR*	1,144,100

	Arizona State Lottery Revenue
3,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AA+/NR	2,938,680

	Arizona Transportation Board Revenue Bonds
2,000,000	5.000%, 07/01/23	Aa1/AAA/AA	2,072,380
1,000,000	5.250%, 07/01/24	Aaa/AAA/NR	1,060,500
1,000,000	5.000%, 07/01/28	Aaa/AAA/NR	1,038,040
2,000,000	5.000%, 07/01/31	Aaa/AAA/NR	2,041,240
3,755,000	5.000%, 07/01/33	Aaa/AAA/NR	3,793,339

	Casa Grande Excise Tax Revenue Bonds
440,000	5.200%, 04/01/17 NPFG Insured	Baa1/NR/NR	441,166
1,835,000	5.000%, 04/01/21 AMBAC Insured	A1/NR/AA	1,892,986
1,435,000	5.000%, 04/01/28	NR/AA/AA-	1,435,933

	Glendale Water & Sewer Revenue
1,670,000	4.750%, 07/01/24 AGMC Insured	Aa3/AA+/NR	1,714,439
2,000,000	5.000%, 07/01/28 AMBAC Insured	Aa3/AA/NR	2,028,160

	Glendale Western Loop 101 Public Facilities Excise Tax Revenue Bonds
1,000,000	6.250%, 07/01/38	A2/AA/NR	1,019,490

	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	A2/A+/NR	1,699,810
635,000	5.250%, 07/01/31 AGMC Insured	Aa3/AA+/NR	614,953

	Greater Arizona Development Authority Revenue Bonds
2,000,000	5.000%, 08/01/22 NPFG Insured	A1/AA-/NR	2,032,540
2,000,000	5.000%, 08/01/28	A1/AA-/NR	1,936,800
1,200,000	5.500%, 08/01/29	A1/AA-/NR	1,211,856
1,200,000	5.000%, 08/01/29	A1/AA-/NR	1,148,544

	Phoenix Civic Improvement Corp. Wastewater Revenue Bonds
1,500,000	5.500%, 07/01/24 NPFG FGIC Insured	Aa2/AAA/NR	1,701,285

	Phoenix Civic Improvement Corp. Water System Revenue
2,000,000	5.000%, 07/01/25	Aa2/AAA/NR	2,113,180

	Phoenix Street & Highway User Revenue Bonds
180,000	6.250%, 07/01/11	Aa3/AA/NR	180,707
100,000	6.250%, 07/01/11 NPFG Insured	Aa3/NR/NR	100,393
2,925,000	zero coupon, 07/01/13 NPFG FGIC Insured	Aa3/BBB/NR	2,765,529

	Pinal Co. Revenue Obligations Refunding
1,755,000	4.000%, 08/01/17	NR/AA-/NR	1,809,335

	Puerto Rico Highway & Transportation
	Revenue Bonds
2,000,000	5.500%, 07/01/19 AGMC Insured	Aa3/AA+/NR	2,151,940

	Rio Nuevo Facilities District (Tucson) Excise Tax Revenue Bonds
1,500,000	6.500%, 07/15/24 AGMC Insured	Aa3/AA+/A	1,660,770

	Scottsdale Municipal Property Corp. Water & Sewer Project
2,000,000	5.000%, 07/01/28	Aa1/AAA/AAA	2,076,080

	Scottsdale Preserve Authority Excise Tax Revenue Bonds
1,185,000	5.250%, 07/01/18 (pre-refunded)	Aa2/AA+/AA+	1,199,078
1,255,000	5.250%, 07/01/19 (pre-refunded)	Aa2/AA+/AA+	1,269,909

	Tempe Excise Tax Revenue Bonds
2,000,000	5.250%, 07/01/19 (pre-refunded)	Aa1/AAA/NR	2,200,360
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,013,260

	Tucson Water System Revenue Bonds
2,200,000	5.500%, 07/01/18 NPFG FGIC Insured	Aa2/AA-/AA	2,336,048

	Yuma Municipal Property Corp. Utility System Revenue Bonds
700,000	5.000%, 07/01/21 Syncora Guarantee, Inc. Insured	A1/A+/AA-	724,927
500,000	5.000%, 07/01/22 Syncora Guarantee, Inc. Insured	A1/A+/AA-	513,405
1,000,000	5.000%, 07/01/24 Syncora Guarantee, Inc. Insured	A1/A+/AA-	1,011,140

	Total Basic Service Revenue Bonds		56,092,302

	Higher Education Revenue Bonds (4.9%)

	Arizona Board of Regents-Northern Arizona
	University System Revenue Bonds
1,115,000	5.000%, 06/01/22 NPFG Insured	A1/A+/NR	1,150,613
1,200,000	5.500%, 06/01/34 FGIC Insured (pre-refunded)	A1/A+/NR	1,365,300

	Arizona Board of Regents-University of Arizona
	System Revenue Bonds
2,385,000	5.000%, 06/01/21 NPFG FGIC Insured	Aa2/AA/NR	2,474,652

	Cochise Co. Community College District Revenue Bonds
1,740,000	5.125%, 07/01/26 AGMC Insured	Aa3/NR/NR	1,829,471
1,825,000	5.125%, 07/01/28 AGMC Insured	Aa3/NR/NR	1,890,116

	Glendale Industrial Development Authority
	(Midwestern University)
550,000	5.250%, 05/15/13	NR/A-/NR	582,885
1,010,000	5.250%, 05/15/14	NR/A-/NR	1,086,013
500,000	5.750%, 05/15/21 (pre-refunded)	NR/AAA/NR	508,040

	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,063,720

	Yavapai Co. Community College District
	Revenue Bonds
220,000	6.000%, 07/01/12	NR/A/NR	222,732
1,000,000	4.875%, 07/01/25 AGMC Insured****	Aa3/AA-/NR	982,800

	Total Higher Education Revenue Bonds		14,156,342

	Hospital Revenue Bonds (20.2%)

	Arizona Health Facilities Authority (Banner Health)
1,500,000	5.000%, 01/01/25	NR/A+/AA-	1,456,350
2,985,000	5.375%, 01/01/32	NR/A+/AA-	2,829,362

	Arizona Health Facilities Authority (Blood Systems)
500,000	4.750%, 04/01/25	NR/A/NR	472,600

	Arizona Health Facilities Authority (Northern Arizona
	Healthcare System)
540,000	5.250%, 10/01/16 NPFG Insured	Baa1/AA-/NR	541,226

	Arizona Health Facilities Authority (Phoenix Children’s Hospital)
1,000,000	5.375%, 02/15/18 (pre-refunded)	NR/NR/NR*	1,052,330

	Arizona Health Facilities Authority (Samaritan Health)
1,750,000	5.625%, 12/01/15 NPFG Insured ETM	NR/BBB/NR	1,927,643

	Arizona Health Facilities Authority (Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	NR/NR/AA+	1,500,405

	Arizona Health Facilities Authority Hospital System (John C. Lincoln Hospital)
1,330,000	5.750%, 12/01/32 (pre-refunded)	NR/BBB/NR	1,452,560

	Flagstaff Industrial Development Authority
	(Northern Arizona Senior Living Center)
1,985,000	5.600%, 07/01/25	NR/NR/NR*	1,625,020

	Glendale Industrial Development Authority
	(John C. Lincoln Hospital)
1,000,000	5.250%, 12/01/22	NR/BBB/NR	936,080
1,000,000	4.700%, 12/01/28	NR/BBB/NR	818,880
1,500,000	5.000%, 12/01/35	NR/BBB/NR	1,212,675
2,000,000	5.000%, 12/01/42	NR/BBB/NR	1,559,660

	Maricopa Co. Hospital Revenue (Sun Health)
3,345,000	5.000%, 04/01/17 (pre-refunded)	NR/NR/NR*	3,796,642
1,500,000	5.000%, 04/01/25 (pre-refunded)	NR/NR/NR*	1,612,830
2,125,000	5.000%, 04/01/35 (pre-refunded)	NR/NR/NR*	2,375,240

	Maricopa Co. Industrial Development Authority
	(Catholic Healthcare West-St. Joseph's Hospital)
1,790,000	5.000%, 07/01/21	A2/A/A+	1,790,090
2,300,000	5.375%, 07/01/23	A2/A/A+	2,325,300
9,240,000	5.250%, 07/01/32	A2/A/A+	8,528,058

	Mesa Industrial Development Authority (Lutheran Health System)
850,000	5.000%, 01/01/19 NPFG Insured	Baa1/A+/AA-	852,066

	Phoenix Industrial Development Authority
	(John C. Lincoln Hospital)
1,270,000	5.500%, 12/01/13 AGMC Insured	Aa3/AA+/NR	1,272,997

	Scottsdale Industrial Development Authority
	(Scottsdale Healthcare System)
745,000	5.500%, 09/01/12 AMBAC Insured ETM	NR/NR/NR*	776,350
1,000,000	5.000%, 09/01/18	A3/A-/A-	1,045,890
5,000,000	5.250%, 09/01/30	A3/A-/A-	4,799,950
3,000,000	5.800%, 12/01/31 (pre-refunded)***	NR/NR/NR*	3,137,490

	University Medical Center Hospital Revenue Bonds
5,000,000	5.000%, 07/01/35	Baa1/BBB+/NR	4,202,600
500,000	6.500%, 07/01/39	Baa1/BBB+/NR	516,990

	Yavapai Co. Industrial Development Authority
	(Yavapai Regional Medical Center)
710,000	5.125%, 12/01/13 AGMC Insured	Aa3/AA+/BBB+	711,981
500,000	6.000%, 08/01/33	Baa2/NR/BBB+	488,535
1,250,000	5.625%, 08/01/37	Baa2/NR/BBB+	1,152,638

	Yuma Co. Industrial Development Authority (Yuma
	Regional Medical Center)
1,220,000	5.500%, 08/01/18 AGMC Insured (pre-refunded)	Aa3/AAA/NR	1,252,318

	Total Hospital Revenue Bonds		58,022,756

	Lease Revenue Bonds (15.3%)
	Arizona School Facilities Board Certificates of Participation Lease Revenue Bonds
3,000,000	5.500%, 09/01/23	A1/A+/NR	3,091,740

	Cave Creek Certificates of Participation
	Lease Revenue Bonds
365,000	5.750%, 07/01/19	NR/A/NR	365,818

	Downtown Phoenix Hotel Corp.
	Lease Revenue Bonds
1,760,000	5.250%, 07/01/26 FGIC Insured	Baa1/BBB-/NR	1,466,766

	Gilbert Public Facilities Municipal Property Corp.
	Lease Revenue Bonds
1,000,000	4.900%, 07/01/21 AMBAC Insured	Aa2/AA/AA	1,015,800
850,000	5.000%, 07/01/23	Aa2/AA/NR	893,206
1,250,000	5.000%, 07/01/24	Aa2/AA/NR	1,303,038

	Gilbert Water Resource Municipal Property Corp.
	Lease Revenue Bonds
1,980,000	4.900%, 04/01/19	NR/NR/A+	2,004,592
2,000,000	5.000%, 10/01/29 NPFG Insured	Baa1/A+/A+	1,971,520

	Goodyear Public Improvement Corp. Lease Revenue
1,000,000	6.000%, 07/01/31	Aa3/AA-/NR	1,043,980

	Green Valley Municipal Property Corp.
	Lease Revenue Bonds
1,250,000	5.250%, 07/01/33	NR/A+/NR	1,190,063

	Marana Municipal Property Corp. Lease Revenue
1,480,000	5.125%, 07/01/28	NR/AA/AA-	1,479,926

	Mohave Co. Industrial Development Authority Correctional Facilities Lease Revenue
1,000,000	8.000%, 05/01/25	NR/BBB+/NR	1,088,410

	Navajo Co. Municipal Property Corp.
	Lease Revenue Bonds
1,000,000	6.250%, 07/01/20 ACA Insured	NR/NR/NR*	941,050

	Nogales Municipal Development Authority
1,000,000	5.000%, 06/01/27 AMBAC Insured	A2/AA/NR	1,000,310
1,000,000	4.750%, 06/01/39	NR/AA/NR	922,700

	Oro Valley Municipal Property Corp.
1,000,000	5.000%, 07/01/23 NPFG Insured	Baa1/AA-/AA-	1,008,140

	Phoenix Civic Improvement Corp. (Civic Plaza)
1,000,000	zero coupon, 07/01/23 NPFG FGIC Insured (converts to 5.50% coupon on 7/01/13)	Aa3/AA/NR	962,980
2,000,000	zero coupon, 07/01/27 BHAC Insured (converts to 5.50% coupon on 7/01/13)	Aa1/AA+/NR	1,902,740
2,000,000	zero coupon, 07/01/30 BHAC Insured	Aa1/AA+/NR	1,799,400
2,000,000	zero coupon, 07/01/33 NPFG FGIC Insured	Aa3/AA/NR	1,712,080

	Pinal Co. Certificates of Participation
	Lease Revenue Bonds
3,230,000	5.250%, 12/01/21	NR/A+/A+	3,289,917
2,250,000	5.000%, 12/01/29	NR/A+/A+	2,094,975

	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,352,812

	Pinetop Fire District Certificates of Participation Lease Revenue Bonds
1,000,000	7.500%, 12/15/23	A3/NR/NR	999,030

	Puerto Rico Public Buildings Authority
1,000,000	5.250%, 07/01/13 XLCA Insured	A3/BBB-/NR	1,053,660
2,000,000	7.000%, 07/01/21	A3/BBB/NR	2,151,440

	Scottsdale Municipal Property Corp.
	Excise Tax Revenue Bonds
3,000,000	zero coupon, 07/01/20 AMBAC Insured (converts to 4.50% coupon on 07/01/13)	Aa1/AAA/AAA	2,761,710

	Sierra Vista Municipal Property Corp. Lease Revenue Bonds
1,000,000	4.000%, 01/01/21	A1/AA/AA-	974,800

	State of Arizona Certificates of Participation lease Revenue Bonds
2,000,000	5.000%, 09/01/26 AGMC Insured	Aa3/AA+/NR	1,978,740

	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A/NR	300,546

	Total Lease Revenue Bonds		44,121,889

	Mortgage Revenue Bonds (6.5%)

	Agua Fria Ranch Community Facilities District
600,000	5.800%, 07/15/30**	NR/NR/NR*	500,544

	Arizona Capital Facilities Finance Corp.
	Arizona State Student Housing
1,000,000	6.125%, 09/01/20	Baa3/NR/NR	975,210

	DC Ranch Community Facilities District
390,000	6.500%, 07/15/24**	NR/NR/NR*	390,242
500,000	5.000%, 07/15/27 AMBAC Insured	A1/NR/NR	508,680

	Goodyear Community Facilities Utilities District No. 1
2,000,000	5.350%, 07/15/28 ACA Insured	A1/A-/NR	1,763,120

	Maricopa Co. Industrial Development Authority
	Multi-Family Mortgage Revenue Bonds
	(National Health Project)
1,300,000	5.500%, 01/01/18 AGMC Insured ETM	Aa3/AA+/NR	1,454,557

	Maricopa Co. Industrial Development Authority
	Single Family Mortgage Revenue Bonds
4,620,000	zero coupon, 02/01/16 ETM	Aaa/AAA/NR	4,133,653
3,565,000	zero coupon, 12/31/16 ETM	Aaa/AAA/NR	3,096,523
428,918	5.650%, 07/01/39 AMT GNMA Insured	Aaa/NR/NR	430,908

	Phoenix & Pima Co. Industrial Development Authority
	Single Family Mortgage
560,000	5.800%, 12/01/39 AMT GNMA Insured	Aaa/NR/NR	568,691

	Phoenix/Pima/ Maricopa Co. Industrial Development Authority Single Family Mortgage Revenue
259,750	5.500%, 12/01/38 AMT GNMA Insured	Aaa/NR/NR	259,781

	Pima Co. Industrial Development Authority
	Single Family Mortgage Revenue
90,000	6.500%, 02/01/17	A2/NR/NR	90,031

	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27	NR/NR/NR*	449,732
930,000	6.050%, 07/15/32	NR/NR/NR*	767,994

	South Campus Project Arizona State University
	Student Housing
1,205,000	5.625%, 09/01/28 NPFG Insured	Baa1/BBB/NR	1,212,857

	Southern Arizona Capital Facilities Finance Corp.
	University of Arizona Student Housing
1,000,000	5.100%, 09/01/33 NPFG Insured (pre-refunded)	NR/BBB/NR	1,065,370

	Sundance Community Facilities District
490,000	5.125%, 07/15/30 (pre-refunded)	A3/NR/NR	562,883
655,000	5.125%, 07/15/30	A3/BBB/NR	545,419

	Total Mortgage Revenue Bonds		18,776,195

	Utility Revenue Bonds (9.8%)

	Arizona Power Authority (Hoover Dam Project)
	Revenue Bonds
1,500,000	5.250%, 10/01/15	Aa2/AA/NR	1,712,460
3,500,000	5.250%, 10/01/16	Aa2/AA/NR	4,021,780
1,220,000	5.250%, 10/01/17	Aa2/AA/NR	1,395,448

	Arizona Water Infrastructure Finance Authority
	Revenue Bonds
650,000	5.000%, 10/01/22	Aaa/AAA/AAA	688,331
1,500,000	5.000%, 10/01/28	Aaa/AAA/AAA	1,558,830

	Maricopa Co. Pollution Control (Arizona Public Service) Revenue
400,000	6.000%, 05/01/29	Baa2/BBB-/BBB	433,244

	Navajo Co. Pollution Control (Arizona Public Service) Revenue
1,000,000	5.500%, 06/01/34	Baa2/BBB-/NR	1,070,330

	Pima Co. Industrial Development Authority (Tucson
	Electric), Revenue Bonds
275,000	6.100%, 09/01/25	Baa3/BBB-/BB+	273,680

	Salt River Project Agricultural Improvement and
	Power Revenue Bonds
660,000	5.250%, 01/01/15	Aa1/AA/NR	687,390
1,320,000	5.250%, 01/01/18	Aa1/AA/NR	1,370,556
3,300,000	5.250%, 01/01/19	Aa1/AA/NR	3,391,377
1,700,000	5.250%, 01/01/19 (pre-refunded)	Aa1/NR/NR	1,778,489
780,000	5.000%, 01/01/23	Aa1/AA/NR	798,096
400,000	5.000%, 01/01/23 (pre-refunded)	Aa1/NR/NR	417,732
1,000,000	5.000%, 01/01/25	Aa1/AA/NR	1,021,130
515,000	5.000%, 01/01/31	Aa1/AA/NR	517,003
365,000	5.000%, 01/01/31	Aa1/AA/NR	366,420
110,000	5.000%, 01/01/31 (pre-refunded)	Aa1/NR/NR	114,835
4,000,000	5.000%, 01/01/37	Aa1/AA/NR	3,909,080

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	A3/A/NR	2,743,290

	Total Utility Revenue Bonds		28,269,501

	Total Revenue Bonds		226,812,025

	Total Investments (cost $284,355,180-note b)	99.7%	287,024,066
	Other assets less liabilities	0.3	826,878
	Net Assets	100.0%	$287,850,944

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four ratings if  a credit rating were to be assigned by  a rating service.

	** Illiquid security: Considered illiquid because of restrictions as to sale. These securities represent 0.5% of net assets.

	*** Security pledged as collateral for the Trust's delayed delivery or when - issued commitments.

	**** Security purchased on a delayed delivery or when-issued basis.

Percent of
Portfolio Distribution By Quality Rating	Investments 1

Aaa of Moody's or AAA of S&P or Fitch	12.4%
Pre-refunded bonds 2 /ETM bonds	14.2
Aa of Moody's or AA of S&P or Fitch	40.7
A of Moody's or S&P or Fitch	23.2
Baa of Moody's or BBB of S&P or Fitch	7.2
Not rated*	2.3
100.0%

1 Where applicable, calculated using the highest rating of the three rating services.

2 Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BHAC - Berkshire Hathaway Assurance Corp.
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
GNMA - Government National Mortgage Association
NPFG - National Public Finance Guarantee
NR - Not Rated
XLCA - XL Capital Assurance

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
March 31, 2011
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $283,946,009 amounted to $3,078,057, which consisted of aggregate gross unrealized appreciation of $9,307,780 and aggregate gross unrealized depreciation of $6,229,723.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of March 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	287,024,066
Level 3 – Significant Unobservable Inputs	-
$287,024,066
 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Trustee and President
May 23, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 23, 2011